Other information - Non-cash (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash paid during the year for:
Interest	$ 17,028	$ 18,518
Cash received during the year for:
Interest	69	151
Non-cash transactions:
Addition of property, plant and equipment by means of finance leases	19,198	27,882
Decrease to property, plant and equipment upon investment contribution to affiliates and joint ventures	(362)	(980)
Increase in assets held for sale, offset by property, plant and equipment	9,281	6,903
Non-cash working capital exclusions:
Net decrease in accounts receivable relating to other adjustments to investments in affiliates and joint ventures	0	(911)
Net increase in inventory due to transfer from property, plant and equipment	437	0
Net decrease in accrued liabilities related to conversion of bonus compensation to deferred stock units	223	294
Net decrease (increase) in accrued liabilities related to the current portion of deferred stock unit liability	1,725	(1,727)
Net decrease (increase) in accrued liabilities related to dividend payable	33	(137)
Non-cash working capital transactions related to acquisition of DGI: (note 12)
Increase in accounts receivable	1,910	0
Increase in inventory	13,713	0
Increase in prepaid expenses	971	0
Increase in accounts payable	(3,591)	0
Increase in accrued liabilities	(2,307)	0
Operating activities:
Accounts receivable	(30,646)	29,162
Contract assets	(2,751)	12,086
Inventories	(11,243)	2,476
Contract costs	(704)	(593)
Prepaid expenses and deposits	(735)	(953)
Accounts payable	31,232	(47,398)
Accrued liabilities	13,681	338
Contract liabilities	1,837	1,489
Net changes in non-cash working capital	$ 671	$ (3,393)